Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Income tax expense	$ 550,100	$ 317,429
Mali
Income Tax [Line Items]
Income tax expense	310,390	176,094
Namibia
Income Tax [Line Items]
Income tax expense	157,007	85,828
Philippines
Income Tax [Line Items]
Income tax expense	112,566	55,838
Canada
Income Tax [Line Items]
Income tax expense	(29,249)	(713)
Other
Income Tax [Line Items]
Income tax expense	$ (614)	$ 382